INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 695,926,565	$ 671,778,888	$ 659,631,543
Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	740,569,608	710,679,339
Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(44,643,043)	(38,900,451)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	664,877,100	644,233,416	640,056,747
Distribution rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	667,955,100	645,684,416
Distribution rights | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(3,078,000)	(1,451,000)
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	23,706,850	20,763,351	13,064,962
Software | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	63,828,408	56,968,738
Software | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(40,121,558)	(36,205,387)
Water rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	587,432	439,102	422,221
Water rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	587,432	479,825
Water rights | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		(40,723)
Trademarks indefinite useful life (2)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	6,341,107	5,741,054	5,297,760
Trademarks indefinite useful life (2) | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	6,341,107	5,741,054
Trademarks definite useful life (3)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	406,101	593,990	$ 781,878
Trademarks definite useful life (3) | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	1,297,378	1,297,378
Trademarks definite useful life (3) | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(891,277)	(703,388)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	7,975	7,975
Others | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	560,183	507,928
Others | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (552,208)	$ (499,953)